Other income (Details) - EUR (€)	1 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Grant income		€ 1,012,000	€ 9,307,000	€ 1,778,000
Other income		31,000	145,000	155,000
Total other income		€ 1,043,000	€ 9,452,000	€ 1,933,000
Innovation credit
Disclosure of detailed information about borrowings [line items]
Other income	€ 8,423,000